IMPAIRMENT (Details) - Schedule of Impairment - The Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	£ 1,456	£ 604	£ 453
Other changes in credit quality	2,246	841	577
Additions (repayments)	168	(95)	(107)
Methodology and model changes	165	14	(20)
Other items	25	(2)	23
Other items impacting the impairment charge	2,604	758	473
Total impairment	4,060	1,362	926
In respect of:
Financial assets at amortised cost	3,802	1,380	1,012
Other assets	0	0
Impairment charge on drawn balances	3,802	1,380	1,012
Loan commitments and financial guarantees	253	(17)	(72)
Financial assets at fair value through other comprehensive income	5	(1)	(14)
Residual value and voluntary impairment charges	41	134	29
Loans and advances to banks
In respect of:
Loans and advances	4	0	1
Loans and advances to customers
In respect of:
Loans and advances	3,798	1,340	1,011
Due from fellow Lloyds Banking Group undertakings
In respect of:
Loans and advances	0	40
Stage 1
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	(168)	(17)	(10)
Other changes in credit quality	909	6	(23)
Additions (repayments)	77	93	19
Methodology and model changes	(31)	33	(71)
Other items	0	(5)	(13)
Other items impacting the impairment charge	955	127	(88)
Total impairment	787	110	(98)
In respect of:
Financial assets at amortised cost	682	140	(64)
Other assets	0	0
Impairment charge on drawn balances	682	140	(64)
Loan commitments and financial guarantees	100	(29)	(20)
Financial assets at fair value through other comprehensive income	5	(1)	(14)
Stage 1 | Loans and advances to banks
In respect of:
Loans and advances	4	0	1
Stage 1 | Loans and advances to customers
In respect of:
Loans and advances	678	141	(65)
Stage 1 | Due from fellow Lloyds Banking Group undertakings
In respect of:
Loans and advances	0	(1)
Stage 2
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	925	89	18
Other changes in credit quality	6	2	(14)
Additions (repayments)	173	(41)	(84)
Methodology and model changes	170	(27)	(21)
Other items	0	0	0
Other items impacting the impairment charge	349	(66)	(119)
Total impairment	1,274	23	(101)
In respect of:
Financial assets at amortised cost	1,130	10	(53)
Other assets	0	0
Impairment charge on drawn balances	1,130	10	(53)
Loan commitments and financial guarantees	144	13	(48)
Financial assets at fair value through other comprehensive income	0	0	0
Stage 2 | Loans and advances to banks
In respect of:
Loans and advances	0	0	0
Stage 2 | Loans and advances to customers
In respect of:
Loans and advances	1,130	10	(53)
Stage 2 | Due from fellow Lloyds Banking Group undertakings
In respect of:
Loans and advances	0	0
Stage 3
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	699	532	445
Other changes in credit quality	1,164	939	545
Additions (repayments)	(52)	(60)	27
Methodology and model changes	26	8	72
Other items	25	3	36
Other items impacting the impairment charge	1,163	890	680
Total impairment	1,862	1,422	1,125
In respect of:
Financial assets at amortised cost	1,853	1,423	1,129
Other assets	0	0
Impairment charge on drawn balances	1,853	1,423	1,129
Loan commitments and financial guarantees	9	(1)	(4)
Financial assets at fair value through other comprehensive income	0	0	0
Stage 3 | Loans and advances to banks
In respect of:
Loans and advances	0	0	0
Stage 3 | Loans and advances to customers
In respect of:
Loans and advances	1,853	1,382	1,129
Stage 3 | Due from fellow Lloyds Banking Group undertakings
In respect of:
Loans and advances	0	41
POCI
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	0	0	0
Other changes in credit quality	167	(106)	69
Additions (repayments)	(30)	(87)	(69)
Methodology and model changes	0	0	0
Other items	0	0	0
Other items impacting the impairment charge	137	(193)	0
Total impairment	137	(193)	0
In respect of:
Financial assets at amortised cost	137	(193)	0
Other assets	0	0
Impairment charge on drawn balances	137	(193)	0
Loan commitments and financial guarantees	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
POCI | Loans and advances to banks
In respect of:
Loans and advances	0	0	0
POCI | Loans and advances to customers
In respect of:
Loans and advances	137	(193)	£ 0
POCI | Due from fellow Lloyds Banking Group undertakings
In respect of:
Loans and advances	£ 0	£ 0